ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2026
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Accounts receivable - third-party	$1,691,561	$1,395,639
Less: allowance for credit losses	(19,998)	(93,450)
Total accounts receivable - third-party customers, net	1,671,563	1,302,189
Add: accounts receivable - related party	-	12,135
Total accounts receivable, net	$1,671,563	$1,314,324

Approximately $1.4 million (RMB9.4 million), or 81.6%, of the accounts receivable balance as of June 30, 2026 from third-party customers has been collected as of the filing date of this annual report.

The Company sold certain intelligent pet products to a related party, Dogness Network Technology Co., Ltd (“Dogness Network”). As of June 30, 2025, the outstanding accounts receivable from Dogness Network amounted to $12,135 (RMB86,924). For the year ended June 30, 2026, the Company collected $3,055 (RMB20,723) and the remaining receivable of $9,758 (RMB66,201) was fully impaired and written off as of June 30, 2026, due to reregistration of Dogness Network.

Allowance for credit losses movement is as follows:

	As of	As of
	June 30, 2026	June 30, 2025
Beginning balance	$93,450	$348,678
Reversal of allowance for credit loss	(41,786)	(258,432)
Write off	(34,538)	-
Foreign currency translation adjustments	2,872	3,204
Ending balance	$19,998	$93,450

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)